Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Significant Accounting Policies [Abstract]
FDIC limit	$ 250,000
Cash balance	$ 2,479,146	$ 4,088,333
Deposited, financial institution	$2,229,146	$3,838,333